Investor A, C, Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R [Member] - BLACKROCK BALANCED FUND, INC. - Investor C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	495
Expense Example, No Redemption, 5 Years	854
Expense Example, No Redemption, 10 Years	$ 1,657